Note 9 - Earnings per Unit and Cash Distributions (Details) - Earnings per Unit and Cash Distributions (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended								3 Months Ended	12 Months Ended	0 Months Ended		4 Months Ended	16 Months Ended
	Feb. 14, 2015		Nov. 14, 2014		Aug. 14, 2014		May 15, 2014		Mar. 31, 2015	Dec. 31, 2014	May 14, 2015		May 14, 2015	May 14, 2015
Note 9 - Earnings per Unit and Cash Distributions (Details) - Earnings per Unit and Cash Distributions [Line Items]
Per Unit Cash Distribution (in Dollars per share)	$ 0.406413		$ 0.406413		$ 0.396844		$ 0.301389	[1]		$ 1.104646
Total Cash Distribution	$ 4,806		$ 4,806		$ 4,693		$ 3,565	[1]		$ 13,064
Total Cash Distribution to Afiliates									(4,806)
Subsequent Event [Member] | Affiliated Entity [Member]
Note 9 - Earnings per Unit and Cash Distributions (Details) - Earnings per Unit and Cash Distributions [Line Items]
Total Cash Distribution to Afiliates											3,052	[2],[3]	6,104 [3]	14,400 [3]
Subsequent Event [Member]
Note 9 - Earnings per Unit and Cash Distributions (Details) - Earnings per Unit and Cash Distributions [Line Items]
Per Unit Cash Distribution (in Dollars per share)											$ 0.406413	[2]	$ 0.812826	$ 1.917472
Total Cash Distribution											4,808	[2]	9,614	22,678
Affiliated Entity [Member]
Note 9 - Earnings per Unit and Cash Distributions (Details) - Earnings per Unit and Cash Distributions [Line Items]
Total Cash Distribution to Afiliates	$ 3,052	[3]	$ 3,052	[3]	$ 2,980	[3]	$ 2,264	[1],[3]		$ 8,296 [3]

[1]	Distribution was pro-rated from the date of our IPO through March 31, 2014.
[2]	First quarter 2015 distribution was declared and paid in the second quarter of 2015.
[3]	Approximately 63.5% of the Partnership's outstanding units are held by Holdings and its affiliates.